Additional Disclosures - Parent-Only Cash Flow Statements (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Condensed Cash Flow Statements, Captions [Line Items]
Profit (loss)	€ 4,521	€ 4,331
Adjustments to profit	11,360	12,047
Net increase/(decrease) in operating assets	(30,839)	(14,923)
Increase (decrease) in operating liabilities	8,983	12,413
Income tax recovered/(paid)	(1,157)	(1,697)
CASH FLOWS FROM OPERATING ACTIVITIES	(7,132)	12,171
Investments (-)	(5,550)	(4,793)
Divestments (+)	12,040	2,753
CASH FLOWS FROM INVESTING ACTIVITIES	6,490	(2,040)
Proceeds from disposal of own equity instruments	587	787
Payments for acquisition of own equity instrument	(624)	(772)
Dividends paid	(1,936)	(1,604)
Other payments related to financing activities	(484)	(492)
CASH FLOWS FROM FINANCING ACTIVITIES	(811)	(121)
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	(1,855)	(2,773)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	(3,308)	7,237
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	110,995	76,454
CASH AND CASH EQUIVALENTS AT END OF PERIOD	107,687	83,691
Banco Santander S.A.
Condensed Cash Flow Statements, Captions [Line Items]
Profit (loss)	1,295	1,450
Adjustments to profit	442	1,086
Net increase/(decrease) in operating assets	(12,498)	(14,707)
Increase (decrease) in operating liabilities	17,519	14,658
Income tax recovered/(paid)	555	(217)
CASH FLOWS FROM OPERATING ACTIVITIES	7,313	2,270
Investments (-)	(336)	(357)
Divestments (+)	586	4,184
CASH FLOWS FROM INVESTING ACTIVITIES	250	3,827
Proceeds from disposal of own equity instruments	438	621
Payments for acquisition of own equity instrument	(438)	(588)
Issuance of debt securities	2,750	1,800
Redemption of debt securities	(763)	(399)
Dividends paid	(1,936)	(1,604)
CASH FLOWS FROM FINANCING ACTIVITIES	51	(170)
EFFECT OF FOREIGN EXCHANGE RATE CHANGES	148	(386)
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	7,762	5,541
CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD	33,734	15,635
CASH AND CASH EQUIVALENTS AT END OF PERIOD	€ 41,496	€ 21,176